Organization and Description of Business (Details) - Schedule of property plant and equipment	12 Months Ended
Jan. 31, 2021
Furniture and fixtures [Member]
Organization and Description of Business (Details) - Schedule of property plant and equipment [Line Items]
Property plant and equipment, Usefull life	3 years
Minimum [Member] | Lab Equipment [Member]
Organization and Description of Business (Details) - Schedule of property plant and equipment [Line Items]
Property plant and equipment, Usefull life	5 years
Minimum [Member] | Machinery and equipment [Member]
Organization and Description of Business (Details) - Schedule of property plant and equipment [Line Items]
Property plant and equipment, Usefull life	10 years
Maximum [Member] | Lab Equipment [Member]
Organization and Description of Business (Details) - Schedule of property plant and equipment [Line Items]
Property plant and equipment, Usefull life	10 years
Maximum [Member] | Machinery and equipment [Member]
Organization and Description of Business (Details) - Schedule of property plant and equipment [Line Items]
Property plant and equipment, Usefull life	20 years